Exploration and Evaluation Costs - Exploration and Evaluation Expense Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Seismic, geological and geophysical	$ 131	$ 102
Expensed drilling	409	41
Expensed land	7	6
Exploration and evaluation expenses	$ 547	$ 149